Goodwill And Other Intangible Assets (Other Intangible Assets, Net Carrying Amount By Major Class Of Intangible Assets) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2012	Mar. 31, 2012
Intangible assets subject to amortization:
Net carrying amount	¥ 855,420	¥ 884,197
Intangible assets not subject to amortization:
Net carrying amount	12,442	12,286
Total intangible assets, Net	867,862	896,483
Indefinite-Lived Trade Names [Member]
Intangible assets not subject to amortization:
Net carrying amount	3,037	3,037
Other Intangible Assets Not Subject To Amortization [Member]
Intangible assets not subject to amortization:
Net carrying amount	9,405	9,249
Software [Member]
Intangible assets subject to amortization:
Net carrying amount	521,590	526,184
Core Deposit Intangibles [Member]
Intangible assets subject to amortization:
Net carrying amount	193,920	211,618
Customer Relationships [Member]
Intangible assets subject to amortization:
Net carrying amount	100,358	105,949
Trade Names [Member]
Intangible assets subject to amortization:
Net carrying amount	38,102	38,988
Other Intangible Assets Subject To Amortization [Member]
Intangible assets subject to amortization:
Net carrying amount	¥ 1,450	¥ 1,458